Initial Public Offering - Schedule of Common Stock Reflected on the Balance Sheet is Reconciled (Details) - IPO [Member] - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Common Stock Reflected on the Balance Sheet is Reconciled [Line Items]
Common stock subject to possible redemption	$ 55,426,618	$ 59,544,769	$ 48,269,081
Redemption of common stock	(38,044,345)	(8,157,801)
Plus:
Accretion of carrying value to redemption value	1,115,853	4,039,650	11,275,688
Common stock subject to possible redemption	$ 18,498,126	$ 55,426,618	$ 59,544,769